Closed Store Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Restructuring And Related Activities [Abstract]
Summary of Closed Store Reserve Activity

The following is a summary of closed store reserve activity during the fiscal year ended December 30, 2012 and thirty-nine weeks ended September 29, 2013:

	December 30, 2012	September 29, 2013
Beginning balance	$5,427	$5,243
Additions	4,343	363
Usage	(1,645)	(1,348)
Adjustments	(2,882)	617

Ending balance	$5,243	$4,875

A summary of closed store reserve activity is as follows:

	As Of
	January 1, 2012	December 30, 2012
Beginning balance	$78	$5,427
Additions	6,188	4,343
Usage	(120)	(1,645)
Adjustments	(719)	(2,882)

Ending balance	$5,427	$5,243